Financial Instruments	9 Months Ended
Dec. 31, 2024
Receivables [Abstract]
Financial Instruments
5 - Financial Instruments
Loans and Other Receivables
Loans and other receivables carried at amortized cost, included in other non-current assets on the Condensed Consolidated Balance Sheets, is as follows:

	As of
(in millions)	December 31, 2024	March 31, 2024
Loans and other receivables carried at amortized cost
Loans receivable	$27	$26
Other receivables	12	12
Allowance for current expected credit losses	(20)	(19)
Loans and other receivables carried at amortized cost, net	$19	$19
The allowance for current expected credit losses reflects the Company’s best estimate of expected credit losses of the receivables portfolio determined on the basis of historical experience, current information, and forecasts of future economic conditions.
Loans receivable
As of December 31, 2024 and March 31, 2024, the Company had a loan receivable of $16.5 million and $16.2 million, respectively, from Arduino SA (“Arduino”), a related party, that was fully impaired for the periods presented.
As of December 31, 2024 and March 31, 2024, the Company had a four-year loan of $3.2 million and $3.1 million, respectively, issued to Cerfe Labs, Inc, a related party, that was fully impaired for the periods presented.
The remaining balance of loans receivables as of December 31, 2024 and March 31, 2024 comprised two five-year loans totaling $6.9 million and $6.9 million, respectively, issued to Allia Limited.
Other receivables
As of December 31, 2024 and March 31, 2024, balances included in other receivables pertain to lease deposits and other receivables.
Convertible Loans Receivable
In December 2021, the Company acquired a $29.0 million principal balance convertible loan in Ampere, which is included in other non-current assets on the Condensed Consolidated Balance Sheets. The Company elected the fair value option to measure this convertible loan receivable for which changes in fair value are recorded in other non-operating income (loss), net in the Condensed Consolidated Income Statements. For the three months ended December 31, 2024 and 2023, the Company did not recognize any gains on this convertible loan receivable. For the nine months ended December 31, 2024 and 2023, the Company recognized gains on this convertible loan receivable of $1.0 million and $1.0 million, respectively.